Summary of Significant Accounting Policies - Impairment of long-lived assets other than goodwill and Advertising expenditures and incentive programs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Summary of Significant Accounting Policies
Impairment of any long-lived assets	¥ 0		¥ 0	¥ 0
Advertising expenditures recognized in sales and marketing expenses	74,925,712	$ 10,714,234	68,474,437	56,415,274
Incentive programs recognized in sales and marketing expenses	¥ 42,348,670	$ 6,055,779	¥ 35,843,202	¥ 20,013,537